14. JUDICIAL DEPOSITS (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
JudicialDepositsLineItems [Line Items]
Beginning balance	R$ 688.9	R$ 732.6
Additions	203.7	219.5
Transfer - held for sale	(6.9)	0.0
Reversals	(55.5)	(135.6)
Write-offs	(186.7)	(156.0)
Price index update	30.1	30.2
Exchange rate variation	(4.5)	(1.8)
Ending balance	669.1	688.9
Tax [Member]
JudicialDepositsLineItems [Line Items]
Beginning balance	292.5	312.5
Additions	19.1	23.4
Transfer - held for sale	(0.1)	0.0
Reversals	(5.3)	(52.5)
Write-offs	(31.9)	(9.0)
Price index update	14.1	18.2
Exchange rate variation	(0.1)	(0.1)
Ending balance	288.3	292.5
Labor [Member]
JudicialDepositsLineItems [Line Items]
Beginning balance	360.0	377.4
Additions	181.7	188.3
Transfer - held for sale	(6.8)	0.0
Reversals	(47.2)	(78.7)
Write-offs	(146.2)	(136.5)
Price index update	14.6	11.2
Exchange rate variation	(4.4)	(1.7)
Ending balance	351.7	360.0
Civil, commercial and other [Member]
JudicialDepositsLineItems [Line Items]
Beginning balance	36.4	42.7
Additions	2.9	7.8
Transfer - held for sale	0.0	0.0
Reversals	(3.0)	(4.4)
Write-offs	(8.6)	(10.5)
Price index update	1.4	0.8
Exchange rate variation	0.0	0.0
Ending balance	R$ 29.1	R$ 36.4